Shareholders' equity - Stock-based payments - Assumptions & Options (Details) $ / shares in Units, $ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments $ / shares $ / shares	Dec. 31, 2019 USD ($) Y EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares $ / shares	Dec. 31, 2018 USD ($) Y EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Mar. 07, 2018 shares
Stock-based payments
Aggregate number of common shares | shares						9,700,876
Risk-free interest rate		1.62%		2.05%
Expected dividend yield		1.02%		1.38%
Expected price volatility of the Company's common shares		27.50%		32.70%
Expected life of the option | Y		4.00		5.00
Forfeiture rate		0.00%		0.00%
Weighted average life		6 years 10 months 10 days
Stock options outstanding, beginning of year (in shares) | EquityInstruments		1,015,409		955,603	955,603
Granted (in shares) | EquityInstruments		104,881		153,824
Exercised (in shares) | EquityInstruments		(283,863)		(94,018)
Stock options outstanding, end of the year (in shares) | EquityInstruments		836,427		1,015,409	836,427
Exercisable stock options, end of the year (in shares) | EquityInstruments	596,402	596,402	710,064	710,064	596,402
Stock options outstanding, beginning of year (in dollars per share)		$ 69.13		$ 64.48	$ 64.48
Granted (in dollars per share)		129.32		92.77
Exercised (in dollars per share)		59.00		60.49
Stock options outstanding, end of year (in dollars per share)		80.01		69.13	80.01
Exercisable stock options, end of the year (in dollars per share)	$ 68.05	$ 68.05	$ 60.40	$ 60.40	$ 68.05
Stock options
Stock-based payments
Maximum percentage of common shares issued to single insider participant under compensation plan within one year	5.00%	5.00%			5.00%
Term of options		10 years		10 years
Vesting period					3 years
Weighted average fair value per stock option | $	$ 2.2	$ 2.2	$ 3.0	$ 3.0	$ 2.2
Weighted average fair value per stock option (in dollars per share)	$ 28.11		$ 25.77
Expenses related to stock options | $		2.3		2.6
Capitalized to royalty, stream and working interest, net | $		0.5		0.4
Total unrecognized non-cash stock-based compensation expense | $	$ 3.5	$ 3.5	$ 3.9	$ 3.9	$ 3.5
Weighted average life		1 year 8 months 12 days		1 year 8 months 12 days
Stock options | Maximum
Stock-based payments
Term of options		10 years